ACQUISITION AFTER BALANCE SHEET DATE (Notes)	12 Months Ended
Dec. 31, 2013
Acquisition after Balance Sheet Date [Abstract]
Acquisition after balance sheet date [Text Block]
29.  ACQUISITION AFTER BALANCE SHEET DATE

In March 2014, we acquired Golar's 100% interest in the company that owns and operates the Golar Igloo pursuant to a Purchase, Sale and Contribution Agreement that we entered into with Golar on December 5, 2013. The purchase consideration was $310.0 million for the vessel (including charter) less the assumed bank debt of $161.3 million plus the fair value of the interest rate swap asset of $3.3 million and other purchase price adjustments. The Golar Igloo was delivered to its current charterer, Kuwait National Petroleum Company ("KNPC"), the national oil refining company of Kuwait in March 2014 under a charter expiring in December 2018. The acquisition of the Golar Igloo is expected to be accretive to our distributions.

We accounted for the acquisition of the Golar Igloo as a business combination. The purchase price of the acquisition has been allocated to the identifiable assets acquired. We are in the process of finalizing the accounting for the acquisition and amounts shown below are provisional. Additional business combination disclosures will be presented in our next available interim report.

The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The provisional fair values allocated to each class of identifiable assets of Golar Igloo and the difference between the purchase price and net assets acquired was calculated as follows:

(in thousands of $)			March 28, 2014
Purchase consideration		(1)	152,059
Less: Fair value of net assets (liabilities) acquired:
Vessel including allocation to charter (if applicable)	310,000
Fair value of interest rate swap	3,329
Long-term debt	(161,270)
Others	—	(2)
Subtotal			(152,059)
Difference between the purchase price and fair value of net assets acquired			—
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(1) This includes the purchase consideration for the vessel less the fair value of the assumed bank debt plus fair value of the interest rate swap asset but excludes any working capital adjustments which will be available upon finalization of the results of the Golar Igloo for the first quarter of 2014.
(2) This information will be available upon finalization of the results of the Golar Igloo for the first quarter of 2014.